Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 0	$ 307,000
Finite-Lived Intangible Assets, Gross	5,700,000	5,700,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 0	307,000
Useful life	10 years
Amortization of intangible assets	$ 300,000	400,000	$ 400,000
Accumulated amortization	$ 5,700,000	$ 5,400,000